Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Inventories [Abstract]
Summary of inventories

	2023 US$m	2022 US$m
Raw materials and purchased components	1,050	1,235
Consumable stores	1,520	1,327
Work in progress	2,467	2,086
Finished goods and goods for resale	1,836	1,768
Total inventories	6,873	6,416
Comprising:
Expected to be used within one year	6,659	6,213
Expected to be used after more than one year	214	203
Total inventories	6,873	6,416